Debt - Summary of debt outstanding (Details) € in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Nov. 07, 2006 USD ($)
Debt Instrument [Line Items]
Debt related to senior notes	$ 1,349,017		$ 1,384,824
Debt related to capital efficient notes	70,989		70,989
Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to senior notes	1,341,064		1,416,896
Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	1,349,017		1,384,824
Senior Notes [Member] | Notes Issued By Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	500,000
Senior Notes [Member] | Notes Issued By Partner Re Finance B LLC [Member] | Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to senior notes	515,518		534,179
Senior Notes [Member] | Notes Issued By Partner Re Finance B LLC [Member] | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	500,000		500,000
2016 Euro Senior Notes | Notes Issued By Partner Re Ireland dac [Domain]
Debt Instrument [Line Items]
Face amount of debt instrument | €		€ 750,000
2016 Euro Senior Notes | Notes Issued By Partner Re Ireland dac [Domain] | Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to senior notes	825,546		882,717
2016 Euro Senior Notes | Notes Issued By Partner Re Ireland dac [Domain] | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	849,017		884,824
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	63,384			$ 250,000
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to capital efficient notes	59,299		61,271
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | Carrying Value
Debt Instrument [Line Items]
Debt related to capital efficient notes	$ 70,989		$ 70,989